FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of financial instruments [text block] [Abstract]
Schedule of Financial Assets Measured at Fair Value Level On Recurring Basis
	Fair value as at March 31, 2022
Recurring measurements	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$113,302	$-	$-	$113,302
Short-term investments - money market instruments	90,455	-	-	90,455
Investments in public companies	13,916	-	-	13,916
Investments in private companies	-	-	3,852	3,852

	Fair value as at March 31, 2021
Recurring measurements	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$118,735	$-	$-	$118,735
Short-term investments - money market instruments	64,545	-	-	64,545
Investments in public companies	13,444	-	-	13,444
Investments in private companies	-	-	2,289	2,289

Schedule of Remaining Contractual Maturities of Financial Liabilities
		March 31, 2022		March 31, 2021
	Within a year	2-5 years	Total	Total
Accounts payable and accrued liabilities	$39,667	$-	$39,667	$30,298
Lease obligation	677	666	1,343	1,741
	$40,344	$666	$41,010	$32,039

Schedule of Currency Risk Affect Net Income
	March 31, 2022	March 31, 2021
Financial assets denominated in U.S. Dollars	$59,272	$58,610
Financial liabilities denominated in U.S. Dollars	$-	$52